INVESTMENTS - Schedule of Securitization Instruments (Details) S/ in Thousands, $ in Thousands	Dec. 31, 2025 PEN (S/)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2024 USD ($)
Disclosure of financial assets [line items]
Total	S/ 38,383,357		S/ 39,450,078
Securitization instruments
Disclosure of financial assets [line items]
Total	996,330		709,495
Inmuebles Panamericana S.A.
Disclosure of financial assets [line items]
Total	151,944		149,074
Mall Aventura S.A.
Disclosure of financial assets [line items]
Total | $		$ 95,594		$ 0
Colegios Peruanos S.A.
Disclosure of financial assets [line items]
Total	84,583		81,291
ATN S.A.
Disclosure of financial assets [line items]
Total	77,547		77,244
Inretail Shopping Malls
Disclosure of financial assets [line items]
Total | $		73,208		0
Centro Comercial Plaza Norte S.A.C.
Disclosure of financial assets [line items]
Total | $		65,419		25,241
Multimercados Zonales S.A.C.
Disclosure of financial assets [line items]
Total	55,708		54,374
Aeropuertos del Perú S.A.
Disclosure of financial assets [line items]
Total | $		46,651		14,058
Centro Comercial Mall del Sur S.A.C.
Disclosure of financial assets [line items]
Total | $		42,975		25,215
Universidad Peruana Cayetano Heredia
Disclosure of financial assets [line items]
Total | $		37,314		0
Costa del Sol S.A.
Disclosure of financial assets [line items]
Total | $		35,772		35,483
Asociación Civil San Juan Bautista
Disclosure of financial assets [line items]
Total | $		34,310		22,327
Inmobiliaria Terrano S.A. y Operadora Portuaria S.A.
Disclosure of financial assets [line items]
Total | $		34,244		40,125
Nessus Hoteles Perú S.A.
Disclosure of financial assets [line items]
Total	31,635		36,629
Concesionaria La Chira S.A.
Disclosure of financial assets [line items]
Total	26,210		26,279
Red Eléctrica del Sur S.A. y Transmisora Eléctrica del Sur S.A.
Disclosure of financial assets [line items]
Total | $		$ 23,027		$ 21,748
Ferreyros S.A.
Disclosure of financial assets [line items]
Total	21,846		23,784
Compañía de Turismo La Paz S.A.C.
Disclosure of financial assets [line items]
Total	0		19,780
Other minors
Disclosure of financial assets [line items]
Total	S/ 58,343		S/ 56,843